CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2019 CNY (¥)
Statement Of Income And Comprehensive Income [Abstract]
Net loss	¥ (27,886)	$ (4,307)	¥ (109,569)	¥ (1,470)
Other comprehensive income (loss), net of tax of nil
Foreign currency translation adjustments	(39,380)	(6,084)	24,484	29,916
Comprehensive income (loss)	(67,266)	(10,391)	(85,085)	28,446
Less: Comprehensive (loss) income attributable to non-controlling interests	310	48	(76)	(869)
Comprehensive income (loss) attributable to Four Seasons Education (Cayman) Inc.	¥ (67,576)	$ (10,439)	¥ (85,009)	¥ 29,315